FAIR VALUE MEASUREMENTS	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, by level within the fair value hierarchy:

March 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$139,415,353	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$2,967,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,559,030

December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$139,399,054	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$3,174,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,895,900

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 fair value measurement to a Level 1 fair value measurement, when the Public Warrants were separately listed and traded in September 2021.

Level 1 instruments include investments in U.S Treasury securities or money market funds that invest in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants as of March 31, 2022 and December 31, 2021, was measured utilizing the Level 1 input of the observable listed trading price for such warrants. The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation and a Black Scholes option pricing model, respectively. The fair value of the Private Placement Warrants continues to be measured using a Black-Scholes option pricing model. Inherent in a Monte Carlo simulation and a Black Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs used to estimate fair value of the warrants at their measurement dates:

	As of March 31, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.91	$9.87
Volatility	6.2%	9.5%
Term (years)	0.29	0.54
Risk-free rate	2.52%	1.43%
Dividend yield	0.0%	0.0%

The change in the fair value of warrants measured with Level 3 inputs for the period from January 1, 2022 through March 31, 2022, is summarized as follows. No warrants were outstanding for the period from March 10, 2021 (inception) through March 31, 2021.

Derivative warrant liabilities at December 31, 2021 – Level 3	$2,895,900
Change in fair value of derivative warrant liabilities	(336,870)
Derivative warrant liabilities at March 31, 2022 – Level 3	$2,559,030

NOTE 9. FAIR VALUE MEASUREMENTS

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021, by level within the fair value hierarchy:

June 30, 2022
	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$139,596,566	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$1,242,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$1,122,900

December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$139,399,054	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$3,174,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$2,895,900

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 fair value measurement to a Level 1 fair value measurement, when the Public Warrants were separately listed and traded in September 2021.

Level 1 instruments include investments in U.S Treasury securities or money market funds that invest in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants as of June 30, 2022 and December 31, 2021, was measured utilizing the Level 1 input of the observable listed trading price for such warrants. The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation and a Black Scholes option pricing model, respectively. The fair value of the Private Placement Warrants continues to be measured using a Black-Scholes option pricing model. Inherent in a Monte Carlo simulation and a Black Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs used to estimate fair value of the warrants at their measurement dates:

	As of June 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.95	$9.87
Volatility	2.0%	9.5%
Term (years)	0.29	0.54
Risk-free rate	3.01%	1.43%
Dividend yield	0.0%	0.0%

The change in the fair value of warrants measured with Level 3 inputs for the period from January 1, 2022 through June 30, 2022, is summarized as follows. No warrants were outstanding for the period from March 10, 2021 (inception) through June 30, 2021.

Derivative warrant liabilities at December 31, 2021 - Level 3	$2,895,900
Change in fair value of derivative warrant liabilities	(336,870)
Derivative warrant liabilities at March 31, 2022 - Level 3	2,559,030
Change in fair value of derivative warrant liabilities	$(1,436,130)
Derivative warrant liabilities at June 30, 2022 - Level 3	$1,122,900

NOTE 9. FAIR VALUE MEASUREMENTS

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021, by level within the fair value hierarchy:

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$139,399,054	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$3,174,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,895,900

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 fair value measurement to a Level 1 fair value measurement, when the Public Warrants were separately listed and traded in September 2021.

Level 1 instruments include investments in U.S Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants as of December 31, 2021, was measured utilizing the Level 1 input of the observable listed trading price for such warrants. The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation and a Black Scholes option pricing model, respectively. The fair value of the Private Placement Warrants continues to be measured using a Black-Scholes option pricing model. Inherent in a Monte Carlo simulation and a Black Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs used to estimate fair value of the warrants at their measurement dates:

	At initial issuance	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.34	$9.87
Volatility	23.0%	9.5%
Term (years)	5	0.54
Risk-free rate	0.07% – 1.10%	1.43%
Probability of completing business combination	95.0%	95.0%
Dividend yield	0.0%	0.0%

The change in the fair value of warrants measured with Level 3 inputs for the period from March 10, 2021 (inception) through December 31, 2021, is summarized as follows:

Derivative warrant liabilities at March 10, 2021	$—
Issuance of Public and Private Warrants – Level 3 – July 2021	16,308,000
Transfer of Public Warrants to Level 1 measurement	(8,625,000)
Change in fair value of derivative warrant liabilities	(4,787,100)
Derivative warrant liabilities at December 31, 2021 – Level 3	$2,895,900